INCOME TAX (Details- Federal statutory income tax) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Effective Income Tax Rate Reconciliation [Line Items]
Loss before income taxes	$ (633,441)	$ (20,873)
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount	$ 186,608	$ 11,698
Changes in valuation allowances, percentage	(29.46%)	(56.04%)
Income Tax Expense (Benefit)	$ (0)	$ 21
Income tax expense and effective tax rate, percentage	0.00%	0.09%
BANGLADESH
Effective Income Tax Rate Reconciliation [Line Items]
Loss before income taxes	$ (8,588)	$ (32,566)
Foreign rate difference	$ (558)	$ (2,117)
Foreign rate difference, percentage	0.09%	10.14%
MALAYSIA
Effective Income Tax Rate Reconciliation [Line Items]
Loss before income taxes	$ (477,359)	$ 172,589
Foreign rate difference	$ (53,026)	$ (5,178)
Foreign rate difference, percentage	8.37%	24.81%
Domestic Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Effective Income Tax Rate Reconciliation at Federal Statutory Income Tax Rate, Amount	$ (133,023)	$ (4,383)
Federal statutory tax rate, percentage	21.00%	21.00%